CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 6,580	$ 10,030	$ 30,378	$ 11,755	$ 17,065	$ 950
Operating expenses
Sales and marketing	52,059	34,067	144,240	115,226	158,514	92,700
Research and development	5,247	38,708	23,367	137,690	145,182	40,448
General and administrative expenses	1,353,439	1,376,644	6,697,857	5,444,920	6,936,646	4,400,253
Amortization	4,802	4,802	14,389	14,380	19,182	16,000
Total operating expenses	1,415,547	1,454,221	6,879,853	5,712,216	7,259,524	4,549,401
Loss from operations	(1,408,967)	(1,444,191)	(6,849,475)	(5,700,461)	(7,242,459)	(4,548,451)
Other income (expenses)
Change in fair value of derivative liability		(31,033)		5,602,052	5,406,220
Interest income	280	283	843	767	1,068
Interest expense	(3,879)	(570,385)	(15,513)	(6,638,912)	(6,735,013)
Gain (loss) on extinguishment of debt		112,944		(251,351)	193,350
Acquisition related expense						(112,534)
Total other income (expenses)	(3,599)	(488,191)	(14,670)	(1,287,444)	(1,134,375)	(112,534)
Loss before provision for income taxes	(1,412,566)	(1,932,382)	(6,864,145)	(6,987,905)	(8,376,834)	(4,660,985)
Provision for income taxes
Net loss	$ (1,412,566)	$ (1,932,382)	$ (6,864,145)	$ (6,987,905)	$ (8,376,834)	$ (4,660,985)
Basic and fully diluted income (loss) per common share:
Net loss per common share, basic	$ (0.06)	$ (0.16)	$ (0.30)	$ (0.66)	$ (0.66)	$ (1.51)
Net loss per common share, fully diluted	$ (0.06)	$ (0.16)	$ (0.30)	$ (0.66)	$ (0.66)	$ (1.51)
Weighted average common shares outstanding, basic	24,442,853	11,903,708	22,715,559	10,573,070	12,685,133	3,087,683
Weighted average common shares outstanding, fully diluted	24,442,853	11,903,708	22,715,559	10,573,070	12,685,133	3,087,683